Share Capital, Reserves and Retained Earnings (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 03, 2017
Share Capital, Reserves and Retained Earnings (Details) [Line Items]
Changes in effective date of shares, Description	The Company’s Ordinary shares of NIS 0.1 are traded on the TASE. The Company’s ADSs are listed for trading on the Nasdaq Capital Market in the U.S. The share price was NIS 0.098 (USD 0.0305) as of December 31, 2020.
Ordinary shares, authorized	1,450,000,000,000	1,450,000,000,000
Ordinary shares	514,205,799,000	514,205,799,000
Annual General Meeting of Shareholders [Member]
Share Capital, Reserves and Retained Earnings (Details) [Line Items]
Ordinary shares, authorized			700,000,000
Ordinary shares			1,450,000,000